Note 1 - Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Property, Plant, and Equipment, Estimated Useful Lives [Table Text Block]

	Successor Company	As of September 1, 2013
Buildings and building improvements	5-40	1-38
Land improvements	20	1-20
Leasehold improvements	3-20	1-10
Equipment	3-15	1-20
Tooling	1-3	1-3
Furniture and fixtures	5-10	1-10